UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501 _____________________________________________________

BlackRock Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—149.1%
		Alabama—4.9%
		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj.,
Baa2	$ 5,000	6.15%, 6/01/19	06/05 @ 102	$ 5,187,250
BBB	1,000	Proj. A, 5.90%, 2/01/17	11/04 @ 102	1,023,310
A2	5,845	Huntsville Hlth. Care Auth., Ser. A, 5.625%, 6/01/22, GO	06/12 @ 101	6,025,084

				12,235,644

		California—4.6%
A	1,750	Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,757,245
NR	1,235	Lincoln, Spec. Tax Rev., Cmnty. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,247,782
B-	3,460	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C,
		7.50%, 12/01/24	12/12 @ 102	3,150,642
BBB+	5,000	Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,278,100

				11,433,769

		Colorado—2.1%
BBB	5,000	Colorado Hsg. & Fin. Auth., Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,160,700

		Connecticut—2.9%
Baa3	3,750 [3]	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,945,225
BBB-	3,150	Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.00%, 1/01/16	01/11 @ 101	3,337,079

				7,282,304

		Florida—12.3%
Baa1	1,585	Cap. Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,551,176
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,029,300
NR	4,725	Live Oak Cmnty. Dev. Dist., No. 1, Spl. Assmt., Ser. B, 5.30%, 5/01/08	No Opt. Call	4,793,796
BB	4,515	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	4,694,697
NR	5,025	Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,138,716
NR	940	Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	974,216
NR	3,940	Vlg. Cmnty. Dev. Dist., Assmt. Rev., Ser. B, 5.40%, 5/01/07	No Opt. Call	4,003,079
NR4	5,500	Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,660,765
NR	1,500	Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,519,065

				30,364,810

		Georgia—1.4%
BB+	3,500	Effingham Cnty. Dev. Auth., Sld. Wst. Disp. Rev., Fort James Proj., 5.625%, 7/01/18	07/08 @ 102	3,479,315

		Illinois—19.6%
NR	1,825	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,818,339
AAA	5,000	Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,522,100
		Illinois Dev. Fin. Auth.,
A	12,500 [5]	Adventist Hlth. Sys. Sunbelt Oblig., 5.50%, 11/15/20	11/09 @ 101	13,037,750
A2	5,000	PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,151,850
Baa2	5,980	Illinois Edl. Facs. Auth., Student Hsg., Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,115,088
A2	5,000	Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	5,187,850
		Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., AMBAC,
AAA	1,885	Zero Coupon, 6/15/19	06/15 @ 101	1,552,505
AAA	1,985	Zero Coupon, 6/15/20	06/15 @ 101	1,621,507
AAA	2,090	Zero Coupon, 6/15/21	06/15 @ 101	1,693,339
		Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625	Zero Coupon, 1/01/18	01/12 @ 72.424	2,527,192
AAA	4,100	Zero Coupon, 1/01/19	01/12 @ 67.935	2,110,803
AAA	2,950	Zero Coupon, 1/01/21	01/12 @ 60.037	1,340,362
AAA	1,700	Zero Coupon, 1/01/22	01/12 @ 56.453	724,727

				48,403,412

		Indiana—9.6%
AA	13,970	Indiana Hlth. Fac. Fin. Auth., Sisters of St. Francis, 5.75%, 11/01/21	11/11 @ 101	14,831,530
BBB	2,500	Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,601,050
Baa2	4,000	Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,139,800
NR	2,290	Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,145,249

				23,717,629

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Louisiana—1.6%
NR4	$ 3,730	Louisiana Pub. Facs. Auth., Dept. of Pub. Safety, 5.875%, 6/15/14	06/10 @ 100	$ 3,846,227

		Maryland—2.1%
NR4	5,170	Frederick Cnty., Urbana Cmnty. Dev. Auth., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,173,516

		Michigan—11.4%
		Dickinson Cnty. Econ. Dev. Corp., PCR,
BBB	5,000	Champion Intl. Corp. Proj., 5.85%, 10/01/18	11/04 @ 101.5	5,091,400
BBB	6,000	Intl. Paper Co. Projs., Ser. A, 4.80%, 11/01/18	11/14 @ 100	6,020,880
A1	5,450	Michigan Hosp. Fin. Auth., Henry Ford Hlth. Sys., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,786,592
BB+	9,000	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,367,290
		Pontiac Tax Increment Fin. Auth., ACA,
A	700	Dev. Area 2, 5.625%, 6/01/22	06/12 @ 101	734,524
A	1,000	Dev. Area 3, 5.375%, 6/01/17	06/12 @ 101	1,052,050

				28,052,736

		Minnesota—3.1%
A	7,500	Cohasset, PCR, Allete Inc. Proj., 4.95%, 7/01/22	07/14 @ 100	7,611,825

		Mississippi—4.3%
BBB	9,000	Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,675,620

		Nevada—2.6%
NR	1,100	Las Vegas, Spec. Imp. Dist. 809, Summerlin Area, 5.35%, 6/01/17	12/04 @ 103	1,091,178
BBB+	5,000	Nevada Dept. of Bus. & Ind., Republic Svc. Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,305,050

				6,396,228

		New Hampshire—4.0%
AAA	7,000	New Hampshire Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,710,010
A+	2,025	New Hampshire Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,182,342

				9,892,352

		New Jersey—6.9%
		New Jersey Econ. Dev. Auth.,
B	4,065	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,142,611
B	6,750	Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	5,349,915
Baa3	8,410	Kapkowski Road Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,649,180

				17,141,706

		New Mexico—1.0%
NR	2,315	Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,375,213

		North Carolina—1.8%
A3	4,000	Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,338,960

		Ohio—0.2%
NR	500	Pinnacle Cmnty. Infrastructure Fin. Auth., Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	507,945

		Pennsylvania—6.8%
		Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000	5.50%, 10/01/18	10/11 @ 101	5,565,900
AAA	5,000	5.50%, 10/01/19	10/11 @ 101	5,559,350
		West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500	5.90%, 12/15/18	12/11 @ 100	2,743,600
BBB+	2,650	6.00%, 12/15/22	12/11 @ 100	2,879,993

				16,748,843

		South Carolina—3.6%
NR	3,497	Lancaster Cnty., Assmt. Rev., Edgewater Impvt. Dist., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,592,678
BBB	5,000	South Carolina Jobs Econ. Dev. Auth., Hosp. Fac. Rev., Palmetto Hlth. Alliance, Ser. A,
		6.125%, 8/01/23	08/13 @ 100	5,234,350

				8,827,028

		Tennessee—2.3%
AAA	12,000	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A,
		Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	5,714,880

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—22.3%
BBB	$ 2,000	Alliance Arpt. Auth. Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	$ 2,101,820
		Birdville Indpt. Sch. Dist., GO,
AAA	1,615	Zero Coupon, 2/15/18	No Opt. Call	877,559
AAA	1,815	Zero Coupon, 2/15/19	No Opt. Call	929,116
AAA	2,625	Zero Coupon, 2/15/20	No Opt. Call	1,261,575
AAA	2,500	Zero Coupon, 2/15/21	No Opt. Call	1,129,175
BBB	10,010	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,620,110
NR	4,305	Dallas Cnty. Fld. Ctrl., 6.75%, 4/01/16	04/13 @ 100	4,397,945
		Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	5,000	5.875%, 11/01/17	11/11 @ 100	5,566,100
AAA	5,000	5.875%, 11/01/18	11/11 @ 100	5,569,400
		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks, Ser. A,
Baa1	12,695	5.55%, 11/01/18	11/11 @ 102	12,766,346
Baa1	9,800	5.75%, 11/01/22	11/11 @ 102	9,833,810

				55,052,956

		Washington—4.8%
		Energy Northwest Wind Proj.,
A-	5,000	Ser. A, 6.00%, 7/01/23	01/07 @ 103	5,282,350
A-	6,175	Ser. B, 5.875%, 7/01/20	01/07 @ 103	6,544,327

				11,826,677

		Wisconsin—6.5%
		Wisconsin Hlth. & Edl. Facs. Auth.,
A+	5,000	Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/21	10/11 @ 101	5,132,550
A	10,000	Wheaton Franciscan Svcs., 6.25%, 8/15/22	02/12 @ 101	10,863,300

				15,995,850

		Multi-State—6.4%
A3	14,000 [3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/31/52	10/14 @ 100	15,879,500

		Total Long-Term Investments (cost $351,867,774)		368,135,645

	Shares
	(000)

		MONEY MARKET FUND—4.2%
	10,300	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $10,300,000)	N/A	10,300,000

		Total Investments—153.3% (cost $362,167,774)		$378,435,645
		Other assets in excess of liabilities—2.4%		6,002,575
		Preferred shares at redemption value, including dividends payable—(55.7)%		(137,620,727)

		Net Assets Applicable to Common Shareholders—100%		$246,817,493

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 8.0% of its net assets, with a current market value of $19,824,725, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FSA	— Financial Security Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2018 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004